Stock-Based Compensation (Restricted Stock And RSU Activity) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	4 years
Restricted stock/restricted stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested stock options granted	$ 5.1
Unrecognized compensation cost, period of recognition, in years (years)	2 years 10 months 7 days
Fair market value on grant date	5.5	10.0	9.1
Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested stock options granted	43.0
Unrecognized compensation cost, period of recognition, in years (years)	2 years 9 months 7 days
Fair market value on grant date	$ 13.4
Minimum
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	1 year
Minimum | Restricted stock/restricted stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	3 years
Minimum | Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	4 years
Maximum
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	4 years
Maximum | Restricted stock/restricted stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	5 years
Maximum | Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	5 years